Employee Benefits - Summary of Employee Benefits Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Classes of employee benefits expense [abstract]
Current remuneration	$ 1,267.0	$ 1,185.5
Post-employment defined benefit plans	11.6	10.1
Post-employment defined contribution plans	57.0	56.7
Termination benefits	1.1	46.6
Stock-based compensation (Note 19)	21.7	15.5
Other long-term benefits	4.9	6.1
Total	$ 1,363.3	$ 1,320.5